Accounts Receivable (Net Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable [Abstract]
Billed utility revenue	$ 55,537	$ 56,178
Unbilled revenue	35,566	33,346
Other	11,261	9,593
Gross accounts receivable	102,364	99,117
Less allowance for doubtful accounts	5,365	4,413	4,299	4,485
Net accounts receivable	$ 96,999	$ 94,704